CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, £ in Millions, RM in Millions, K in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MMK (K)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 MMK (K)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 23,355											Rp 14,619
Total cash and cash equivalents	33,905	$ 2,106										29,007	$ 1,802									Rp 31,947	Rp 38,311
Gross or Cost
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	10,537											14,375
Allowance for expected credit losses
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	1											1
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	14											14
Third parties
CASH AND CASH EQUIVALENTS
Cash in banks	1,992											2,073
Time deposits	4,060											4,748
Maybank | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	355											26
Time deposits	254											658
Maybank | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	418	26										358	23
Maybank | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Cash in banks	5									RM 1		3								RM 1
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	342											3
Time deposits	1,922											1,433
Bank Mega | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	287	18										312	20
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong") | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	308	19										138	9
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong") | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	1					$ 0						0					$ 0
Bank CIMB Niaga | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	181											265
Bank CIMB Niaga | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	40	2										2	0
SCB | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	108	7										215	14
Time deposits	145	9
SCB | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	55							$ 5				74							$ 6
HSBC Hongkong | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	102	6										661	43
HSBC Hongkong | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	19					9						9					5
PT Bank Central Asia Tbk ("BCA") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	131											144
PT Bank Central Asia Tbk ("BCA") | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	3	0										3	0
Other | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	155											175
Time deposits	113											1,125
Other | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	146	9										278	10
Time deposits	12	1										155	10
Other | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	1			€ 0								0			€ 0
Other | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	3						$ 0					5						$ 0
Other | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	20							2				36							3
Other | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	14		$ 28									21		$ 50
Other | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Cash in banks	2									0		12								4
Time deposits	7									RM 2		8								RM 2
Other | Myanmar (Burma), Kyats
CASH AND CASH EQUIVALENTS
Cash in banks	1										K 167	3									K 353
Bank Panin | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	274
UOB Indonesia | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	259	16
UOB Indonesia | Singapore Dollar
CASH AND CASH EQUIVALENTS
Time deposits	35							3
Bank Danamon | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	133											491
Bank Danamon | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	48	3										137	9
CCB Indonesia | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	153	10										71	5
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks	21,363											12,546
Time deposits	6,477											9,627
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	3,278											1,471
Time deposits	647											1,550
BRI | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	3,678	229										6	0
Time deposits	283	18										340	22
BRI | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	1		2									0		$ 1
Time deposits	3		$ 6
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	4,715											3,346
Time deposits	97											513
Bank Mandiri | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	718	45										572	37
Time deposits												392	25
Bank Mandiri | Japanese yen
CASH AND CASH EQUIVALENTS
Cash in banks	1				¥ 6							1				¥ 6
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	37			2								38			2
Bank Mandiri | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	4					$ 2						3					$ 1
Bank Mandiri | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0						$ 0					0						$ 0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	4,180											4,228
Time deposits	566											1,266
BNI | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	506	31										64	4
Time deposits	162	10										353	23
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0			€ 0								0			€ 0
BNI | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0							$ 0				0							$ 0
BNI | Great Brittan Pound
CASH AND CASH EQUIVALENTS
Cash in banks	1								£ 0
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	4,097											2,597
Time deposits	1,400											1,065
BTN | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	104	7
BSI | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,688											1,160
BPD | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	962											1,569
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	370											1,419
BJB | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	195	12
Others related entities (each below Rp 100 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	147											220
Others related entities (each below Rp 100 billion) | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 0	$ 0										Rp 0	$ 0